Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill
Schedule of gross amount, accumulated impairment losses and changes in carrying value of goodwill by segment

The gross amount and accumulated impairment losses of goodwill as of December 31, 2017 and 2016 are as follows:

	2017
(in thousands)	Issuer Solutions	Merchant Solutions	Netspend	Consolidated
Gross amount	$99,465	2,132,653	1,035,965	$3,268,083
Accumulated impairment losses	(1,787)	(2,225)	-	(4,012)
Goodwill, net	$97,678	2,130,428	1,035,965	$3,264,071

	2016
	Issuer Solutions	Merchant Solutions	Netspend	Consolidated
Gross amount	$96,733	2,144,061	1,034,170	$3,274,964
Accumulated impairment losses	(1,787)	(2,225)	-	(4,012)
Goodwill, net	$94,946	2,141,836	1,034,170	$3,270,952

Below are the balances of goodwill as of December 31, 2017 and 2016 along with the related changes in carrying value.

(in thousands)	Issuer Solutions	Merchant Solutions	Netspend	Consolidated
Balance as of December 31, 2015	$98,090	413,748	1,033,586	$1,545,424
Netspend tax adjustment	-	-	584	584
TransFirst acquisition	-	1,728,088	-	1,728,088
Currency translation adjustments	(3,144)	-	-	(3,144)
Balance as of December 31, 2016	$94,946	2,141,836	1,034,170	$3,270,952
Netspend tax adjustment	-	-	1,795	1,795
TransFirst acquisition adjustments	-	(11,408)	-	(11,408)
Currency translation adjustments	2,732	-	-	2,732
Balance as of December 31, 2017	$97,678	2,130,428	1,035,965	$3,264,071